Non-controlling interest	12 Months Ended
Mar. 31, 2020
Noncontrolling Interest [Abstract]
Non-controlling interest

15. Non-controlling interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are classified as a separate line item in the equity section of the Company’s combined and consolidated balance sheets and have been separately disclosed in the Company’s combined and consolidated financial statements to distinguish the interests from that of the Company.

The Company’s non-controlling interest was negative RMB1,256 and RMB6,558 as of March 31, 2019 and 2020, respectively, which was related to Xinhan, a subsidiary the Company owned 65%. The movement of the non-controlling interest were as follows:

	Xinhan	Hangzhou Dayi	Total
	(Amounts in thousands of RMB)
Balance as of March 31, 2018	-	18,477	18,477
Net loss	(1,256)	(10,421)	(11,677)
Dividend paid to non-controlling interests holders	-	(17,150)	(17,150)
Acquisition of non-controlling interest	-	9,094	9,094
Balance as of March 31, 2019	(1,256)	-	(1,256)
Net loss	(5,302)	-	(5,302)
Balance as of March 31, 2020	(6,558)	-	(6,558)

As of March 31, 2018, there was non-controlling interest balance related to Hangzhou Dayi of RMB18,477. On June 28, 2018, the Company declared dividend distribution plan of Hangzhou Dayi before the Company’s acquisition of its non-controlling interests. According to the distribution plan, RMB17,150 was distributed to Wunai Yidui among which RMB17,035 had been paid on September 2018 and the remaining amount of RMB115 was distributed to Wunai Yidui on June 2019.

On March 5, 2019, the Company entered into an agreement with Yi Zhang, one of the Company’s top KOLs and a shareholder, whereby the Company issued 44,165,899 ordinary shares to her in exchange for her 49% non-controlling equity interest in Hangzhou Dayi and the exclusive cooperation rights with her in online sales of women apparel products until the later of five years after the completion of the IPO or when her beneficial interest in the company falls below 5%. The fair value of shares issued to Yi Zhang had been allocated to the acquisition of the non-controlling interest of Hangzhou Dayi and exclusive cooperation rights at RMB656,000 and RMB103,000, respectively, which were determined with the assistance of a third-party valuer. The carrying value of non-controlling interest relating to Hangzhou Dayi at the date of the exchange was negative RMB9,094. A loss of RMB665,094 was resulted from the acquisition of the non-controlling interest as the excess of the fair value consideration paid of RMB656,000 based on shares issued over the adjustment to the carrying amount of the non-controlling interest of negative RMB9,094. The Company accounted for the transaction by recording issuance of shares in fair value of RMB656,000, the loss of RMB665,094 resulted in the acquisitions of non-controlling interest of Hangzhou Dayi in additional paid-in capital with a credit to the non-controlling interest account in the amount of RMB9,094 effectively reversing out the previous carrying amount of non-controlling interest before the acquisition.